Trade Receivables - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 1,322,420	R$ 1,185,430
Current	1,277,766	1,130,624
Non-current	44,654	54,806
Allowance for doubtful accounts [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(121,052)	(90,286)
Domestic - Brazilian Reais [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,388,837	1,248,270
Export - Foreign currency [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 54,635	R$ 27,446